Document and Entity Information	12 Months Ended
Mar. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	BIRKS & MAYORS INC.
Entity Central Index Key	0001179821
Document Type	20-F
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Class A Common Stock
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	3,673,615
Class B Common Stock
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	7,717,970
Series A Preferred Stock
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	0